Related Party Balance and Transactions - Schedule of Balances of Contract Assets, Net from Joint Ventures (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Balances of Contract Assets, Net from Joint Ventures [Line Items]
Contract assets, net	$ 2,260,589	$ 5,665,748
Contract liabilities	47,487,628	56,361,136
Joint Ventures [Member]
Schedule of Balances of Contract Assets, Net from Joint Ventures [Line Items]
Contract assets, net	590,015	524,150
KC-CRFG JV [Member] | Joint Ventures [Member]
Schedule of Balances of Contract Assets, Net from Joint Ventures [Line Items]
Contract assets, net	382,999	303,585
Contract liabilities	0	359,629
KC-Glory JV [Member] | Joint Ventures [Member]
Schedule of Balances of Contract Assets, Net from Joint Ventures [Line Items]
Contract assets, net	164,692	177,965
KC-Geotech JV [Member] | Joint Ventures [Member]
Schedule of Balances of Contract Assets, Net from Joint Ventures [Line Items]
Contract assets, net	$ 42,324	$ 42,600